Accounts Receivable	9 Months Ended
Sep. 30, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	Accounts Receivable

At December 31, 2010 and 2009 and September 30, 2011, the Company’s accounts receivable consisted of the following:

	2010	2009	2011
SG block sales	$120,318	$193,248	$138,575
Engineering services	33,317	17,512	33,317
Project management	69,962	80,481	59,892
Total gross receivables	223,597	291,241	231,784
Less: allowance for doubtful accounts	(34,362)	(6,000)	(50,015)
Total net receivables	$189,235	$285,241	$181,769